Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,039,746.52

Principal:
Principal Collections	$10,978,115.57
Prepayments in Full	$5,158,174.73
Liquidation Proceeds	$184,354.30
Recoveries	$47,642.42
Sub Total	$16,368,287.02
Collections	$17,408,033.54

Purchase Amounts:
Purchase Amounts Related to Principal	$246,730.78
Purchase Amounts Related to Interest	$1,462.63
Sub Total	$248,193.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,656,226.95

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,656,226.95
Servicing Fee	$238,625.62	$238,625.62	$0.00	$0.00	$17,417,601.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,417,601.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,417,601.33
Interest - Class A-3 Notes	$41,891.15	$41,891.15	$0.00	$0.00	$17,375,710.18
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$17,116,635.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,116,635.18
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$17,038,379.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,038,379.76
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$16,980,956.43
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,980,956.43
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$16,908,731.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,908,731.43
Regular Principal Payment	$14,993,635.43	$14,993,635.43	$0.00	$0.00	$1,915,096.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,915,096.00
Residuel Released to Depositor	$0.00	$1,915,096.00	$0.00	$0.00	$0.00
Total		$17,656,226.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,993,635.43
Total					$14,993,635.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,993,635.43	$39.25	$41,891.15	$0.11	$15,035,526.58	$39.36
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$14,993,635.43	$13.75	$508,869.90	$0.47	$15,502,505.33	$14.22

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$38,082,859.85	0.0996934	$23,089,224.42	0.0604430
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$257,532,859.85	0.2362145	$242,539,224.42	0.2224620

Pool Information
Weighted Average APR	4.498%	4.518%
Weighted Average Remaining Term	30.47	29.80
Number of Receivables Outstanding	25,287	24,321
Pool Balance	$286,350,742.85	$269,534,603.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$257,532,859.85	$242,539,224.42
Pool Factor	0.2386256	0.2246122

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$26,995,378.79
Targeted Overcollateralization Amount	$26,995,378.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,995,378.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		81	$248,764.26
(Recoveries)		105	$47,642.42
Net Losses for Current Collection Period			$201,121.84
Cumulative Net Losses Last Collection Period			$7,515,193.95
Cumulative Net Losses for all Collection Periods			$7,716,315.79

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.84%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.26%	663	$8,787,185.02
61-90 Days Delinquent	0.38%	68	$1,026,508.48
91-120 Days Delinquent	0.09%	13	$239,197.74
Over 120 Days Delinquent	0.32%	57	$869,343.04
Total Delinquent Receivables	4.05%	801	$10,922,234.28

Repossession Inventory:
Repossessed in the Current Collection Period		25	$379,231.32
Total Repossessed Inventory		46	$774,009.36

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2667%
Preceding Collection Period			0.5079%
Current Collection Period			0.8683%
Three Month Average			0.5477%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4950%
Preceding Collection Period			0.5536%
Current Collection Period			0.5674%
Three Month Average			0.5387%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer